UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841
                                                     ---------
                             UBS Willow Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009








                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ...................     1

Statement of Operations .................................................     2

Statements of Changes in Members' Capital ...............................     3

Statement of Cash Flows .................................................     4

Financial Highlights ....................................................     5

Notes to Financial Statements ...........................................     6

Schedule of Portfolio Investments .......................................    17

                                                         UBS WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------


ASSETS

Investments in securities, at fair value (cost $207,325,685)                                           $ 109,128,621
Cash and cash equivalents                                                                                 99,449,847
Unrealized appreciation on derivative contracts                                                           24,700,619
Receivables:
  Investments sold, not settled                                                                            5,554,103
  Due from broker                                                                                         13,683,099
  Interest                                                                                                   113,339
Other assets                                                                                                  47,178
--------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                             252,676,806
--------------------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at fair value (proceeds $13,712,609)                                  10,165,159
Derivative contracts, at fair value (upfront fee of $1,700,000)                                           40,765,993
Payables:
  Investments purchased, not settled                                                                       4,315,000
  Interest                                                                                                   372,304
  Professional fees                                                                                          243,311
  Management Fee                                                                                             190,641
  Withdrawals payable                                                                                         75,514
  Administration fee                                                                                          33,680
  Other liabilities                                                                                            9,237
--------------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                         56,170,839
--------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                             $ 196,505,967
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                              $ 308,920,955
Accumulated net unrealized appreciation/(depreciation) on investments in securities, derivative         (112,414,988)
  contracts, and other assets and liabilities denominated in foreign currencies
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                       $ 196,505,967
--------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------


INVESTMENT INCOME

Interest                                                                           $  2,050,202
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                               2,050,202
-----------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                        1,450,820
Interest                                                                                630,856
Professional fees                                                                       300,126
Administration fee                                                                      114,058
Dividends                                                                                83,159
Other expenses                                                                          137,065
-----------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                        2,716,084
-----------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                    (665,882)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED  GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
  Investments                                                                       (34,837,886)
  Swaps                                                                               3,570,948
  Securities sold, not yet purchased                                                 11,044,082
  Foreign currency transactions                                                          (1,098)
Net change in unrealized appreciation/depreciation from:
  Investments, derivative contracts and foreign currency transactions               (39,230,857)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                              (59,454,811)
-----------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                           $(60,120,693)
-----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31, 2008 AND PERIOD
                               FROM JANUARY 1, 2009 TO JUNE 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                    MANAGER                 MEMBERS                 TOTAL
-----------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2008                               $1,193,270             $379,653,478            $380,846,748

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                        37,387                1,989,077               2,026,464
  Net realized gain/(loss) from investments, derivative
        contracts and foreign currency transactions                  (81,792)             (34,165,974)            (34,247,766)
  Net change in unrealized appreciation/depreciation
        from investments, derivative contracts and foreign
        currency transactions                                       (158,193)             (44,042,875)            (44,201,068)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                       (202,598)             (76,219,772)            (76,422,370)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                    --               44,916,264              44,916,264
Manager and Members' withdrawals                                          --              (98,083,468)            (98,083,468)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                   --              (53,167,204)            (53,167,204)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                             $  990,672             $250,266,502            $251,257,174
-----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                       (71,112)                (594,770)               (665,882)
  Net realized gain/(loss) from investments, securities sold, not yet purchased, derivative contracts and foreign
        currency transactions                                         24,221              (20,248,175)            (20,223,954)
  Net change in unrealized appreciation/depreciation
        from investments, securities sold, not yet purchased,
        derivative contracts and foreign currency transactions      (175,806)             (39,055,051)            (39,230,857)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                       (222,697)             (59,897,996)            (60,120,693)
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                             1,000,000                4,445,000               5,445,000
Members' withdrawals                                                      --                  (75,514)                (75,514)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                            1,000,000                4,369,486               5,369,486
-----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2009                                 $1,767,975             $194,737,992            $196,505,967
-----------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
--------------------------------------------------------------------------------
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                             $(60,120,693)
Adjustments to reconcile net decrease in Member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                                            (17,678,906)
  Proceeds from disposition of investments                                                             34,023,883
  Cost to cover securities sold, not yet purchased                                                     (3,200,050)
  Net realized (gain)/loss from investments, securities sold, not yet purchased and swaps              20,222,856
  Net accretion of bond discount and amortization of bond premium                                          (8,099)
  Net change in unrealized appreciation/depreciation from investments, securities sold, not yet
    purchased, derivative contracts and foreign currency transactions                                  39,230,857
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Due from broker                                                                                    12,650,024
    Interest                                                                                              613,799
    Investments sold, not settled                                                                      (3,175,905)
    Other assets                                                                                          238,444
   Increase (decrease) in payables:
    Administration fee                                                                                    (33,691)
    Due to brokers                                                                                     (2,992,673)
    Interest                                                                                               (2,552)
    Investments purchased, not settled                                                                  3,615,000
    Management Fee                                                                                       (211,848)
    Professional fees                                                                                    (126,900)
    Other liabilities                                                                                      (2,485)
-----------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                              23,041,061


CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                                    5,445,000
Payments on Members' withdrawals                                                                      (98,083,468)
-----------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                             (92,638,468)

Net increase in cash and cash equivalents                                                             (69,597,407)
Cash and cash equivalents--beginning of period                                                        169,047,254
-----------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                             $ 99,449,847
-----------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
    Interest paid                                                                                    $    630,856
-----------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                      PERIOD FROM
                                    JANUARY 1, 2009                              YEARS ENDED DECEMBER 31,
                                    TO JUNE 30, 2009                             ------------------------
                                      (UNAUDITED)           2008            2007            2006            2005           2004
                                      -----------           ----            ----            ----            ----           ----
         Ratio of net investment
         income (loss) to average
         net assets(b)                   (0.59%)(a)         0.51%           2.89%           2.98%           3.64%           3.56%

         Ratio of total expenses to
         average net assets(b)            2.34%(a)          2.35%           1.67%           2.14%           2.79%           2.79%

         Ratio of total expenses to
         average net assets after
         Incentive Allocation(b,c)        2.34%(a)          2.35%           2.04%           6.92%           4.84%           4.81%

         Portfolio turnover rate         20.33%            43.84%          40.80%          94.81%          83.81%          81.00%

         Total return(d)                (23.70%)          (18.03%)         (9.13%)         31.00%          10.55%          10.45%

         Total return after
         Incentive Allocation(e)        (23.70%)          (18.03%)         (9.13%)         24.80%           8.44%           8.36%

         Net asset value at end
         of period                    $196,505,967     $251,257,174     $380,846,748    $476,149,176    $322,313,440   $321,303,392

            (a) Annualized.

            (b) The average net assets used in the above  ratios are  calculated using pre-tender net assets.

            (c) Ratio of total  expenses to average net assets  after  Incentive
                Allocation to the Manager may vary from the above for individual Members due to Incentive Allocation, if applicable, and timing of capital transactions.

            (d) Total  return  assumes a purchase  of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on the timing of capital transactions. Total returns for a period of less than a full year are not annualized.

            (e) Total  return  assumes a purchase  of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on Incentive Allocation, if applicable and the timing of capital transactions. Total returns for a period of less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return with low volatility by making investments in distressed assets. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit default swaps. The Fund commenced operations on May 8, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the managing member of the Manager and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.    PORTFOLIO VALUATION

         The Fund adopted the Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.    PORTFOLIO VALUATION (CONTINUED)

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including indicative non-binding broker quotes.)

         Financial Accounting Standards Board ("FASB") Staff Position ("FSP") 157-4 was issued on April 9, 2009. It provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased and provides guidance on identifying circumstances that indicate a transaction is not orderly. This FSP also expands the quantitative disclosures required by FAS 157. For assets and liabilities measured at fair value on a recurring basis during the period, this FSP requires quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category. "Major category" is defined as major security types as described in FSP FAS 115-2. As a result, the Fund shall now include in its FAS 157 tables the following major security types (noted in FSP FAS 115-2), though additional types may also be necessary:

            a. Equity securities (segregated by industry type, company size, or investment objective)
            b. Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies
            c. Debt securities issued by states of the United States and political subdivisions of the states
            d.  Debt securities issued by foreign governments
            e.  Corporate debt securities
            f.  Residential mortgage-backed securities
            g.  Commercial mortgage-backed securities
            h.  Collateralized debt obligations
            i.  Other debt obligations

         A detailed depiction of the portfolio broken down into the above mentioned FAS 157 levels can be found in the tables following the Schedule of Portfolio Investments.

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Securities and securities sold, not yet purchased that are not listed or admitted to trading on any securities exchange, including bank debt and corporate debt obligations, are valued using "bid"

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.    PORTFOLIO VALUATION (CONTINUED)

         prices for long positions and "ask" prices for short positions from external pricing sources and from reputable dealers or market makers that regularly trade such securities.

         Securities and securities sold, not yet purchased, other than options and warrants, that are listed or admitted to trading on one or more securities exchanges are valued at the last sale price on the principal exchange of trading. If no trade took place, the securities are valued at the closing bid quotation for long positions and at the closing ask quotation for short positions.

         Options and warrants that are listed or admitted to trading on one or more exchanges will be valued at the last sale price, if such price is equal to or is between, the "bid" and the "ask" prices (otherwise, the mean between the "bid" and "ask" prices will be used), on the principal exchange of trading. Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities' true value will be valued at the mean between the bid and ask prices provided by a reputable dealer. Options and warrants may be valued according to a valuation model or volatility formula based on volatility levels provided by reputable dealers.

         Open credit default swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models and related unrealized gains and losses on the swap agreements are recorded on the Statement of Assets, Liabilities and Members' Capital.

         Consistent with its strategy, a significant portion of the Fund's long portfolio ($43,356,215 at June 30, 2009) and short portfolio ($9,750,855 at June 30, 2009) is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All of these securities held by the Fund at June 30, 2009 were valued on the basis of indicative prices provided by external pricing sources including dealer's active in the relevant markets. Due to the nature of the Fund's strategy, multiple pricing sources on individual securities may not be available. These securities were valued by the Fund based on indicative prices from at least two pricing sources.

         Due to the nature of the Fund's investments, values assigned at June 30, 2009, may differ significantly from values that would have been used had a broader market for the investments existed.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.    PORTFOLIO VALUATION (CONTINUED)

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at June 30, 2009.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

         B.    SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from securities transactions are calculated on the identified cost basis.

         C.    FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.    INCOME TAXES

         The Fund has reclassified $665,882 and $20,223,954 from accumulated net investment loss and accumulated net realized loss on investments, derivative contracts and foreign exchange transactions respectively, to net capital contributions during the six month period ended June 30, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2009 and had no effect on net assets.

         The Fund is subject to the provisions of FASB Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2009, the Fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.    CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and a Goldman Sachs Money Market Fund which invests solely in United States Treasury Obligations. The investment in the PNC Bank, NA account is accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. The Goldman Sachs Money Market Fund is valued at its Net Asset Value.

         F.    SECURITIES PURCHASED/SOLD UNDER AGREEMENTS TO RESELL/REPURCHASE

         From time to time, the Fund may enter into repurchase agreements. In connection with such transactions, it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F. SECURITIES PURCHASED/SOLD UNDER AGREEMENTS TO RESELL/REPURCHASE (CONTINUED)

         Securities purchased under agreements to resell ("Reverse Repurchase Agreements") and securities sold under agreements to repurchase ("Repurchase Agreements") are collateralized by government obligations, and are carried at fair value. The Fund's agreements with third parties specify its rights to request additional collateral. The Fund monitors the fair value of the collateral received or pledged as compared with the related receivable or payable, including accrued interest, and requests additional or recalls excess margin as necessary. Included in interest income and expense is interest earned or paid on Reverse Repurchase Agreements and Repurchase Agreements. As of June 30, 2009, there were no outstanding repurchase agreements.

         G.    USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Management Fee is paid by UBSFA to Bond Street.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2009 to June 30, 2009, UBS FSI and its affiliates did not execute portfolio transactions on behalf of the Fund.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         The net increase or decrease in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in Members' Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

         There was no Incentive Allocation for the period from January 1, 2009 to June 30, 2009 and the year ended December 31, 2008. Incentive Allocation is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

         For Members which were not in the Fund for twelve months as of the period from January 1, 2009 to June 30, 2009 and December 31, 2008, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund, from time to time, may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

         Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         with eleven other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors' Fees for the period from January 1, 2009 to June 30, 2009 were $26,089, which is included in other expenses.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PNC Global Investment Servicing (U.S.), Inc. ("PNC"), formerly PFPC Inc., a member of the PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

5.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities and swaps for the period from January 1, 2009 to June 30, 2009 amounted to $17,678,906 and $34,023,883, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $3,200,050 and $0, respectively.

         At December 31, 2008, the tax basis of investments was $218,628,947 resulting in accumulated net unrealized appreciation on investments of $125,896,306 which consists of $30,007,274 gross unrealized appreciation and $155,903,580 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to book to tax differences for accounting for reorganizations and credit default swaps. The tax basis of investments for 2009 will not be finalized by the Fund until after the fiscal year end.

6.       DUE TO BROKER

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

6.       DUE TO BROKER (CONTINUED)

         Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings outstanding at June 30, 2009.

7.       DUE FROM BROKERS

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the fair value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities, and Members' Capital. Due to the nature of the Fund's strategy, the Fund's portfolio consists of a high number of relatively illiquid or thinly traded investments having a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

         The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit default swaps.

         A.    BONDS AND BANK DEBT

         The Fund invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund has no unfunded commitments on investments at June 30, 2009.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         B.    SWAP AGREEMENTS

         For the period from January 1, 2009 to June 30, 2009, the Fund entered into credit default swaps as a "Protection Buyer". The credit default swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

         The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

         Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities.

         The accrued expense related to the periodic payments on credit default swaps is reflected as realized and unrealized loss in the Statement of Operations. Cash may be held by counterparties related to the credit default swap trades as collateral subject to the current fair values of the trades placed with each counterparty.

         Fluctuations in the value of credit default swaps are recorded in net change in unrealized appreciation/depreciation from investments, securities sold, not yet purchased, derivative contracts and foreign currency transactions.

         On January 1, 2009, the Fund adopted the FASB released Statement of Financial Accounting Standards No. 161 DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

9.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

10.      SUBSEQUENT EVENT

         Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


                    INVESTMENTS IN SECURITIES (55.54%)
                    ----------------------------------

       PAR                                                                                             FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (9.61%)
                    -----------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (2.79%)
 $      9,143,585   Holley Second Lien Secured Notes Due, 12.50%, 07/15/13 (a)                        $  5,486,151
                                                                                                      ------------
                    ELECTRIC - INTEGRATED (4.66%)
       55,696,000   Northwestern Corp., 7.875%, 03/15/28 (a),(b)                                         3,620,240
       84,913,000   Northwestern Corp., 8.75%, 03/15/12 (a),(b)                                          5,519,345
          234,000   Northwestern Corp., 6.95%, 11/15/28 (a),(b)                                             15,210
                                                                                                      ------------
                                                                                                         9,154,795
                                                                                                      ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.17%)
        3,500,000   Spansion LLC, Floating Rate Note, Sr. Secured, 144A, 06/01/13 (a),(b),*              2,292,500
                                                                                                      ------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/49 (a),(b)                                           --
        3,000,000   Loewen Group Intl., Inc., 7.20%, 04/15/49 (a),(b)                                           --
                                                                                                      ------------
                                                                                                                --
                                                                                                      ------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (0.99%)
                    Transmeridian Exploration, Inc., 12.00%, 12/15/10
       24,449,000     (Callable 08/27/09 @ 106.00) (b)                                                   1,955,920
                                                                                                      ------------
                    TOTAL CORPORATE BONDS (Cost $51,466,518)                                            18,889,366
                                                                                                      ------------
                    BANK LOANS (5.18%)
                    ------------------
                    Collins & Aikman Product Co., Supplemental Revolving Credit Facility,
        6,183,258     0.00%, 08/31/09                                                                      247,330
       38,666,106   Collins & Aikman Products Co., Litigation Trust, 0.00%                                 773,322
       10,405,406   Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11             416,216
       12,051,753   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                          482,070
       16,357,052   Idearc, Inc. Secured Term B Loan                                                     6,979,064
        1,411,200   Le Nature Exit Loan (Libor+300)., 3.50%, 07/23/13                                    1,274,779
                                                                                                      ------------
                    TOTAL BANK LOANS (Cost $6,940,778)                                                  10,172,781
                                                                                                      ------------
                    CONVERTIBLE BONDS (7.25%)
       18,310,423   Ormet Corporation Senior Subordinated Notes, 10.00%, 11/01/10                       14,251,551
                                                                                                      ------------
                    TOTAL CONVERTIBLE BONDS (Cost $16,800,763)                                          14,251,551
                                                                                                      ------------

      SHARES
-------------------
                    COMMON STOCK (33.49%)
                    ---------------------
                    AGRICULTURAL CHEMICALS (2.81%)
          875,246   Phosphate Holdings, Inc.                                                             5,514,050
                                                                                                      ------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.02%)
        1,372,128   Holley Performance Products Inc. (a)                                                        --
        3,251,684   International Automotive Components Group North America, LLC                            32,517
                                                                                                      ------------
                                                                                                            32,517
                                                                                                      ------------
                    CABLE TELEVISION (3.85%)
          876,802   Knology, Inc. (a)                                                                    7,566,801
                                                                                                      ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.69%)
        2,221,139   ZiLOG, Inc. (a)                                                                      5,286,311
                                                                                                      ------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


    SHARES                                                                                            FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    EXCHANGE TRADED FUND (11.28%)
          200,000   Proshares Ultrashort Real Estate                                                  $  3,936,000
          200,000   SPDR Gold Trust (a)                                                                 18,236,000
                                                                                                      ------------
                                                                                                        22,172,000
                                                                                                      ------------
                    METAL - ALUMINUM (0.70%)
        3,134,065   Ormet Corp. (a)                                                                      1,378,988
                                                                                                      ------------
                    OIL & GAS DRILLING (4.26%)
        7,690,751   Northern Offshore Ltd. - (Norway) (a),**                                             8,363,993
                                                                                                      ------------
                    TELECOMMUNICATIONS (0.94%)
           22,900   Abovenet, Inc.                                                                       1,854,442
                                                                                                      ------------
                    WIRELESS EQUIPMENT (6.94%)
        1,068,638   USA Mobility, Inc. (a)                                                              13,635,821
                                                                                                      ------------
                    TOTAL COMMON STOCK (Cost $129,497,120)                                              65,804,923
                                                                                                      ------------
                    WARRANTS (0.01%)
                    ----------------
                    METAL - ALUMINUM (0.01%)
        1,000,000   Ormet Corp.                                                                             10,000
                                                                                                      ------------
                    TOTAL WARRANTS (Cost $2,620,506)                                                        10,000
                                                                                                      ------------
                    INVESTMENTS IN SECURITIES (Cost $207,325,685)                                      109,128,621
                                                                                                      ------------
                    SECURITIES SOLD, NOT YET PURCHASED ((5.17)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((0.21)%)
                    ----------------------------------------------
                    FINANCIAL (BANK & TRUST) ((0.21)%)
         (193,600)  Pacific Captial Bancorp                                                               (414,304)
                                                                                                      ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(2,924,443))                    (414,304)
                                                                                                      ------------

       PAR
-------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((4.96)%)
                    -------------------------------------------------
                    CONSUMER PRODUCTS - MISCELLANEOUS ((2.62)%)
       (6,500,000)  Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 2/15/12 @ 104.88)                (5,145,855)
                                                                                                      ------------
                    HOME FURNISHINGS ((1.27)%)
       (3,000,000)  Sealy Mattress Co., 8.25%, 06/15/14 (Callable 8/27/09 @ 104.13)                     (2,505,000)
                                                                                                      ------------
                    RETAIL - AUTOMOBILE ((1.07)%)
       (3,000,000)  Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%,
                      08/15/13 (Callable 8/27/09 @ 102.88) (a)                                          (2,100,000)
                                                                                                      ------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds $(10,788,166))              (9,750,855)
                                                                                                      ------------
                    SECURITIES SOLD, NOT YET PURCHASED (Proceeds $(13,712,609))                        (10,165,159)
                                                                                                      ------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009



  NOTIONAL                                                                                            FAIR VALUE
------------------------------------------------------------------------------------------------------------------
                    DERIVATIVE CONTRACTS ((8.18)%)
                    ------------------------------
                    CREDIT DEFAULT SWAPS ((8.18)%)
$   2,250,000,000   Purchased Contracts                                                                (16,065,374)
                                                                                                      ------------
                    TOTAL CREDIT DEFAULT SWAPS (Upfront fees $1,700,000)                               (16,065,374)
                                                                                                      ------------
                    TOTAL DERIVATIVE CONTRACTS - NET (Upfront fees $1,700,000)                         (16,065,374)
                                                                                                      ------------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD,
         NOT YET PURCHASED AND DERIVATIVE CONTRACTS -- 42.19%                                           82,898,088
                                                                                                      ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 57.81%                                         113,607,879
                                                                                                      ------------
         TOTAL NET ASSETS -- 100.00%                                                                  $196,505,967
                                                                                                      ============

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of Rule 144A security owned is $2,292,500, which represented 1.17% of net assets at June 30, 2009.
**  Foreign
(a) Non income-producing security.
(b) Security is in default.

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


CREDIT DEFAULT SWAPS

                                            INTEREST
                                              RATE      MATURITY      NOTIONAL       UPFRONT         FAIR            % OF
SWAP COUNTERPARTY & REFERENCED OBLIGATION      %          DATE         AMOUNT          FEES          VALUE         NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
PURCHASED CONTRACTS:

BANK OF AMERICA
  Centex Corp., 5.25%, 6/15/15                 2.87     12/20/12 $   10,000,000    $       --    $   (395,594)        (0.20)
  Lennar Corp. 6.50%, 04/15/2016               5.40     06/20/14     10,000,000            --        (674,288)        (0.34)
  Limited Brands, Inc., 6.125%, 12/1/12        3.70     09/20/13     10,000,000            --        (392,421)        (0.20)
  Macy's 7.45%, 07/15/17                       2.98     09/20/13     10,000,000            --         348,066          0.18
  Mattel Inc., 7.25%, 7/9/12                   0.87     12/20/12     10,000,000            --         (74,860)        (0.04)
  National Rural Utilities Corporation
    8.00%, 03/01/32                            1.85     09/20/13      5,000,000            --          54,282          0.03
  Toll Brothers Inc., 6.875%, 11/15/12         2.50     12/20/12      5,000,000            --        (167,883)        (0.09)

GOLDMAN SACHS
  Aramark Corp. 8.5% 02/01/15                  6.15     03/20/12     10,000,000            --         (51,773)        (0.03)
  Bank of America Corporation,
    6.00%, 1/24/18                             2.80     12/20/13     10,000,000            --        (235,814)        (0.12)
  Bank of America Corporation,
    6.00%, 1/24/18                             3.50     12/20/13     20,000,000            --      (1,030,171)        (0.52)
  Bank of America Corporation,
    6.25%, 4/15/12                             0.92     06/20/13     20,000,000            --         955,204          0.49
  Federal Republic of Germany 6% 6/20/16       0.13     09/20/18     50,000,000            --         772,468          0.39
  Federal Republic of Germany 6% 6/20/16       0.13     09/20/18    100,000,000            --       1,544,936          0.79
  Federal Republic of Germany 6% 6/20/16       0.10     12/20/13    200,000,000            --       1,674,023          0.85
  French Republic 4.25% 4/25/19                0.39     12/20/13    100,000,000            --        (337,634)        (0.17)
  French Republic 4.25% 4/25/19                0.16     12/20/13    100,000,000            --         653,068          0.33
  Kingdom of Sweden 3.875% 12/29/09            0.60     12/20/13     50,000,000            --          20,846          0.01
  Kingdom of Sweden 3.875% 12/29/09            1.02     03/20/14     50,000,000            --        (858,113)        (0.44)
  Loews Corp. 5.25% 03/15/16                   1.00     12/20/13     10,000,000            --        (192,539)        (0.10)
  Loews Corp. 5.25% 03/15/16                   0.95     12/20/13     65,000,000            --      (1,112,849)        (0.57)
  Loews Corp. 5.25% 03/15/16                   0.98     12/20/13     10,000,000            --        (184,006)        (0.09)
  Loews Corp. 5.25% 03/15/16                   1.10     12/20/13     50,000,000            --      (1,176,002)        (0.60)
  Loews Corp. 5.25% 03/15/16                   1.05     12/20/13     20,000,000            --        (427,739)        (0.22)
  Macy's 6.625%, 04/01/11                      2.55     03/20/13     10,000,000            --         506,738          0.26
  National Rural Utilities Corporation
    8.00%, 03/01/32                            1.17     12/20/13     10,000,000            --         410,782          0.21
  Pulte Homes 5.25% 1/15/14                    4.05     12/20/13     20,000,000            --      (1,237,592)        (0.63)
  Pulte Homes 5.25% 1/15/14                    3.00     12/20/13     10,000,000            --        (202,492)        (0.10)
  RadioShack Corp. 7.375% 05/15/11             1.87     12/20/13     10,000,000            --        (139,558)        (0.07)
  RadioShack Corp. 7.375% 05/15/11             2.00     12/20/13     10,000,000            --        (193,069)        (0.10)
  RadioShack Corp. 7.375% 05/15/11             2.17     12/20/13     10,000,000            --        (263,046)        (0.13)
  RadioShack Corp. 7.375% 05/15/11             1.97     03/20/19     50,000,000            --      (2,016,748)        (1.03)
  RadioShack Corp. 7.375% 05/15/11             2.32     06/20/16     50,000,000            --      (2,753,069)        (1.40)
  Republic of Austria 5.25% 01/04/11           0.84     12/20/18     50,000,000            --         530,992          0.27
  Republic of Austria 5.25% 01/04/11           2.45     03/20/14     25,000,000            --      (1,684,100)        (0.86)
  Republic of Ireland                          0.76     12/20/13     50,000,000            --       2,265,766          1.15
  Republic of Italy 6.875% 09/27/23            1.66     03/20/14     25,000,000            --        (923,724)        (0.47)
  Republic of Italy 6.875% 09/27/23            1.84     03/20/14     25,000,000            --      (1,123,844)        (0.57)
  Republic of Italy 6.875% 09/27/23            1.52     06/20/14     50,000,000            --      (1,544,930)        (0.78)
  Royal Caribbean Cruises, Ltd.
    6.875%, 12/1/2013                          5.00     06/20/12     20,000,000     1,700,000       1,118,123          0.57
  Southwest 5.25% 10/01/14                     2.15     12/20/11     20,000,000            --        (102,358)        (0.05)
  Southwest 5.25% 10/01/14                     2.20     12/20/13     10,000,000            --         (10,112)        (0.01)
  Spain 5.5% 7/30/17                           0.76     12/20/13     50,000,000            --          43,885          0.02
  Spain 5.5% 7/30/17                           1.10     12/20/13     50,000,000            --        (678,591)        (0.35)
  Spain 5.5% 7/30/17                           1.08     12/20/13     50,000,000            --        (636,093)        (0.32)
  Spain 5.5% 7/30/17                           1.24     03/20/14     50,000,000            --        (973,087)        (0.50)
  State of Florida 5% 06/01/2015               0.46     09/20/18     15,000,000            --       1,163,669          0.59
  State of Georgia 3.00% 04/01/27              0.49     12/20/18     40,000,000            --       1,061,681          0.54
  State of Mississippi                         0.50     09/20/18     15,000,000            --         737,444          0.38
  State of New Jersey 5.25% 7/01/19            0.42     09/20/18     15,000,000            --       1,436,092          0.73
  State of North Carolina 5% 03/01/20          0.21     09/20/18     65,000,000            --       3,151,731          1.61
  State of North Carolina 5% 03/01/20          0.24     09/20/18      5,000,000            --         232,359          0.12
  Swiss Confederation                          1.79     03/20/14     50,000,000            --      (3,010,663)        (1.52)
  The Boeing Company 8.75% 08/15/21            1.75     03/20/14     10,000,000            --        (272,656)        (0.14)

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


                                            INTEREST
                                              RATE     MATURITY      NOTIONAL        UPFRONT         FAIR              % OF
SWAP COUNTERPARTY & REFERENCED OBLIGATION      %         DATE         AMOUNT          FEES           VALUE          NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
PURCHASED CONTRACTS: (CONTINUED)

GOLDMAN SACHS (CONTINUED)
  UKT 4.25% 06/07/32                           1.17     12/20/13 $   50,000,000    $       --    $ (1,166,651)        (0.59)
  UKT 4.25% 06/07/32                           1.15     12/20/13     50,000,000            --      (1,123,922)        (0.57)
  UKT 4.25% 06/07/32                           0.55     12/20/13     50,000,000            --         157,966          0.08
  United Mexican States 5.875% 1/15/2014       3.90     04/20/14     10,000,000            --        (925,025)        (0.47)
  United Mexican States 7.5% 04/08/33          3.60     02/20/14     15,000,000            --      (1,257,802)        (0.64)
  United Mexican States 7.5% 04/08/33          3.93     04/20/14     10,000,000            --        (939,925)        (0.48)
  United Mexican States 7.5% 04/08/33          3.95     04/20/14      5,000,000            --        (474,021)        (0.24)
  Universal Health 7.125% 06/30/16             2.40     12/20/13     10,000,000            --        (760,974)        (0.39)
  Universal Health 7.125% 06/30/16             2.70     12/20/13     10,000,000            --        (888,872)        (0.45)

JP MORGAN
  Bank of America Corp.                        2.10     06/20/13     10,000,000            --          18,135          0.01
  Limited Brands, Inc.                         3.45     09/20/13     10,000,000            --        (249,672)        (0.13)
  Macy's, Inc., 7.45%, 07/15/17                3.00     09/20/13     10,000,000            --         357,999          0.18
  Radioshack Corp 7.375%, 05/15/11             1.85     12/20/13     10,000,000            --         (65,068)        (0.03)
  Radioshack Corp 7.375%, 05/15/11             2.08     12/20/13     10,000,000            --        (159,040)        (0.08)

MERRILL LYNCH
  Centex Corp., 5.25%, 06/15/15                3.54     06/20/13     10,000,000            --        (701,703)        (0.36)
  Centex Corp., 5.25%, 06/15/15                5.40     12/20/13     10,000,000            --      (1,548,793)        (0.79)
  Centex Corp., 5.25%, 06/15/15                5.33     12/20/13     20,000,000            --      (3,036,198)        (1.55)
  Lennar Corp., 5.95%, 3/1/13                  3.10     12/20/12     10,000,000            --         243,970          0.12
  Lennar Corp., 5.95%, 3/1/13                  4.58     12/20/12     10,000,000            --        (210,934)        (0.11)
  Masco Corp., 5.875%, 7/15/12                 0.94     12/20/12     10,000,000            --         812,383          0.41
  National Rural Utilities Corporation
    7.25%, 03/01/12                            0.45     03/20/13     10,000,000            --         576,973          0.29
  National Rural Utilities Corporation
    8.00%, 03/01/32                            0.63     03/20/13     10,000,000            --         515,164          0.26
  National Rural Utilities Corporation
    8.00%, 03/01/32                            0.76     03/20/13     20,000,000            --         941,049          0.48
  National Rural Utilities Corporation
    8.00%, 03/01/32                            1.30     12/20/13     10,000,000            --         335,257          0.17
  Pulte Homes 5.25%, 1/15/14                   4.00     12/20/13     10,000,000            --        (669,565)        (0.34)
  Pulte Homes 5.25%, 1/15/14                   3.85     12/20/13     10,000,000            --        (609,755)        (0.31)
  Southwest Airlines Co., 5.25%, 10/1/14       0.57     12/20/12     20,000,000            --         983,100          0.50
  Toll Brothers Inc., 6.875%, 11/15/12         3.20     12/20/13     10,000,000            --        (724,354)        (0.37)
  Toll Brothers Inc., 6.875%, 11/15/12         2.55     12/20/12      5,000,000            --        (176,300)        (0.09)

MORGAN STANLEY
  Limited Brands, Inc., 6.125%, 12/1/12        1.82     12/20/12     10,000,000            --         288,355          0.15
  Macy's Inc., 6.625%, 4/1/11                  1.50     12/20/12     10,000,000            --         788,113          0.40
                                                                 --------------    ----------    ------------         -----
Total Purchased Contracts                                        $2,250,000,000    $1,700,000    $(16,065,374)        (8.18)%
                                                                 ==============    ==========    ============         =====

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


ASSETS TABLE

-------------------------------------------------------------------------------------------------------------------------
                                                                                            LEVEL 2         LEVEL 3
                                                         TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                             JUNE 30, 2009    QUOTED PRICES      INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities
    Corporate Bonds
        Automotive/Truck Parts & Equipment            $  5,486,151         $        --    $        --     $ 5,486,151
        Electric - Integrated                            9,154,795                  --             --       9,154,795
        Electronic Components - Semiconductors           2,292,500                  --             --       2,292,500
        Funeral Services & Related Items                        --                  --             --              --
        Oil Companies - Exploration & Production         1,955,920                  --             --       1,955,920
                                                     ----------------------------------------------------------------
    TOTAL CORPORATE BONDS                               18,889,366                  --             --      18,889,366
                                                     ----------------------------------------------------------------
    Bank Loans                                          10,172,781                  --             --      10,172,781
    Convertible Bonds                                   14,251,551                  --             --      14,251,551
    Common Stock
        Agricultural Chemicals                           5,514,050           5,514,050             --              --
        Automotive/Truck Parts & Equipment                  32,517                  --             --          32,517
        Cable Television                                 7,566,801           7,566,801             --              --
        Electronic Components - Semiconductors           5,286,311           5,286,311             --              --
        Exchange Traded Fund                            22,172,000          22,172,000             --              --
        Metal - Aluminum                                 1,378,988           1,378,988             --              --
        Oil & Gas Drilling                               8,363,993           8,363,993             --              --
        Telecommunications                               1,854,442           1,854,442             --              --
        Wireless Equipment                              13,635,821          13,635,821             --              --
                                                     ----------------------------------------------------------------
    TOTAL COMMON STOCK                                  65,804,923          65,772,406             --          32,517
                                                     ----------------------------------------------------------------
    Warrants
        Metal - Aluminum                                    10,000                  --             --          10,000
                                                     ----------------------------------------------------------------
    TOTAL WARRANTS                                          10,000                  --             --          10,000
                                                     ----------------------------------------------------------------
INVESTMENTS IN SECURITIES                             $109,128,621         $65,772,406    $        --     $43,356,215
                                                     ----------------------------------------------------------------
Derivative Contracts
    Credit Default Swaps                                24,700,619                  --     24,700,619              --
                                                     ----------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS - NET                      $ 24,700,619         $        --    $24,700,619     $        --
                                                     ----------------------------------------------------------------
TOTAL ASSETS                                          $133,829,240         $65,772,406    $24,700,619     $43,356,215
                                                     ----------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009



LIABILITIES TABLE

--------------------------------------------------------------------------------------------------------------------
                                                                                           LEVEL 2         LEVEL 3
                                                        TOTAL FAIR                       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT          LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                            JUNE 30, 2009    QUOTED PRICES      INPUTS          INPUTS
--------------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
    Common Stock Sold, Not Yet Purchased
        Financial (Bank & Trust)                      $   (414,304)       $(414,304)    $         --     $        --
                                                     ---------------------------------------------------------------
    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED            (414,304)        (414,304)              --              --
                                                     ---------------------------------------------------------------
    Corporate Bonds Sold, Not Yet Purchased
        Consumer Products - Miscellaneous               (5,145,855)              --               --      (5,145,855)
        Home Furnishings                                (2,505,000)              --               --      (2,505,000)
        Retail - Automobile                             (2,100,000)              --               --      (2,100,000)
                                                     ---------------------------------------------------------------
    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED       (9,750,855)              --               --      (9,750,855)
                                                     ---------------------------------------------------------------
SECURITIES SOLD, NOT YET PURCHASED                    $(10,165,159)       $(414,304)    $         --     $(9,750,855)
                                                     ---------------------------------------------------------------
Derivative Contracts
    Credit Default Swaps                               (40,765,993)              --      (40,765,993)             --
                                                     ---------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS - NET                      $(40,765,993)       $      --     $(40,765,993)    $        --
                                                     ---------------------------------------------------------------
TOTAL LIABILITIES                                     $(50,931,152)       $(414,304)    $(40,765,993)    $(9,750,855)
                                                     ---------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UANUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


--------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------
                             Balance as
                                 of                             Accrued
                            December 31,       Interest        Discounts        Realized
DESCRIPTION                     2008        Purchased/sold     /Premiums       Gain/(loss)
--------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------------------
  CORPORATE BONDS
--------------------------------------------------------------------------------------------
  AUTOMOTIVE/TRUCK
  PARTS & EQUIPMENT         2,743,075                          (54,068)
--------------------------------------------------------------------------------------------
  CELLULAR
  TELECOMMUNICATIONS        1,447,500           166,250           (648)       (5,710,160)
--------------------------------------------------------------------------------------------
  ELECTRIC - INTEGRATED     8,215,837                              951
--------------------------------------------------------------------------------------------
  ELECTRONIC COMPONENTS
  - SEMICONDUCTORS                                               4,396
--------------------------------------------------------------------------------------------
  OIL COMPANIES -
  EXPLORATION &
  PRODUCTION                2,689,390                           (1,456)
--------------------------------------------------------------------------------------------
  SATELLITE
  TELECOMMUNICATIONS          147,420                                         (3,149,370)
--------------------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS    15,243,222
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
  BANK LOANS
--------------------------------------------------------------------------------------------
  BANK LOANS                9,793,852           212,300        511,272       (15,445,015)
--------------------------------------------------------------------------------------------
  TOTAL BANK LOANS          9,793,852
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
  CONVERTIBLE BONDS
--------------------------------------------------------------------------------------------
  CONVERTIBLE BONDS        10,352,247                          467,310
--------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE
  BONDS                    10,352,247
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
  COMMON STOCKS
--------------------------------------------------------------------------------------------
  AUTOMOTIVE (PARTS &
  EQUIPMENT)                  462,381
--------------------------------------------------------------------------------------------
  METAL - ALUMINUM          2,148,076
--------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS       2,610,457
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
  WARRANTS
--------------------------------------------------------------------------------------------
  METAL - ALUMINUM             50,000
--------------------------------------------------------------------------------------------
  TOTAL WARRANTS               50,000
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
  ENDING BALANCE           38,049,778
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------
                            Change in                                        Balance
                            Unrealized            Net        Transfers in     as of
                           Appreciation/      Purchases/      And/or Out      June 30,
DESCRIPTION                Depreciation         (Sales)       of Level 3        2009
--------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------------
  CORPORATE BONDS
--------------------------------------------------------------------------------------
  AUTOMOTIVE/TRUCK
  PARTS & EQUIPMENT         2,797,144                                        5,486,151
--------------------------------------------------------------------------------------
  CELLULAR
  TELECOMMUNICATIONS        6,858,308         (2,761,250)                           --
--------------------------------------------------------------------------------------
  ELECTRIC - INTEGRATED       938,007                                        9,154,795
--------------------------------------------------------------------------------------
  ELECTRONIC COMPONENTS
  - SEMICONDUCTORS             25,604          2,262,500                     2,292,500
--------------------------------------------------------------------------------------
  OIL COMPANIES -
  EXPLORATION &
  PRODUCTION                 (732,014)                                       1,955,920
--------------------------------------------------------------------------------------
  SATELLITE
  TELECOMMUNICATIONS        3,149,370           (147,420)                           --
--------------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS                                                     18,889,366
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
  BANK LOANS
--------------------------------------------------------------------------------------
  BANK LOANS               15,935,722           (835,350)                   10,172,781
--------------------------------------------------------------------------------------
  TOTAL BANK LOANS                                                          10,172,781
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
  CONVERTIBLE BONDS
--------------------------------------------------------------------------------------
  CONVERTIBLE BONDS         2,752,726            679,268                    14,251,551
--------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE
  BONDS                                                                     14,251,551
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
  COMMON STOCKS
--------------------------------------------------------------------------------------
  AUTOMOTIVE (PARTS &
  EQUIPMENT)                 (429,864)                                          32,517
--------------------------------------------------------------------------------------
  METAL - ALUMINUM                                         (2,148,076)              --
--------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                           32,517
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
  WARRANTS
--------------------------------------------------------------------------------------
  METAL - ALUMINUM            (40,000)                                          10,000
--------------------------------------------------------------------------------------
  TOTAL WARRANTS                                                                10,000
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
  ENDING BALANCE                                                            43,356,215
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Change in
                          Balance as of     Accrued      Realized     Unrealized        Net       Transfers in
                           December 31,    Discounts      Gain/     Appreciation/    Purchases/   And/or Out of   Balance as of
DESCRIPTION                    2008        /Premiums      (Loss)    Depreciation      (Sales)        Level 3      June 30, 2009
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS
----------------------------------------------------------------------------------------------------------------------------------
  CONSUMER PRODUCTS -
  MISCELLANEOUS            (2,881,666)        (52,217)              (2,211,972)                                     (5,145,855)
----------------------------------------------------------------------------------------------------------------------------------
  HOME FURNISHING          (1,800,000)         (3,504)                (701,496)                                     (2,505,000)
----------------------------------------------------------------------------------------------------------------------------------
  RETAIL - AUTOMOBILE      (1,205,002)         (5,577)                (889,421)                                     (2,100,000)
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS    (5,886,668)                                                                              (9,750,855)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
  ENDING BALANCE           (5,886,668)                                                                              (9,750,855)
----------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on level 3 assets and liabilities still held as of June 30, 2009 is $4,027,402.36.

    The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Willow Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.